Short Term Loan Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short Term Loan Receivable [Line Items]
Outstanding balance	$ 128,111
Interest income	$ 811
Number of days from issuance to quarter-end	31 days
Receivables			$ 5,276	$ 3,072
Secured Promissory Note Agreement [Member]
Short Term Loan Receivable [Line Items]
Outstanding balance		$ 127,300
Percentage of interest at a variable rate		7.50%
Term of interest computed		365 days
Due date	Sep. 30, 2025
Pacific Sun Packaging Inc. [Member]
Short Term Loan Receivable [Line Items]
Equity interest percentage	10.00%